UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     January 30, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $123,500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      404      760 SH       SOLE                        0        0      760
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      536        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      229     2550 SH       SOLE                        0        0     2550
CISCO SYS INC                  COM              17275R102      452    23000 SH       SOLE                        0        0    23000
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879      295    14427 SH       SOLE                        0        0    14427
DUKE REALTY CORP               COM NEW          264411505      583    42061 SH       SOLE                        0        0    42061
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100     5073   204969 SH       SOLE                        0        0   204969
GATX CORP                      COM              361448103      545    12582 SH       SOLE                        0        0    12582
ISHARES INC                    MSCI JAPAN       464286848      145    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2874    44432 SH       SOLE                        0        0    44432
ISHARES TR                     DJ SEL DIV INX   464287168     2285    39923 SH       SOLE                        0        0    39923
ISHARES TR                     CORE S&P500 ETF  464287200    24682   172436 SH       SOLE                        0        0   172436
ISHARES TR                     MSCI EMERG MKT   464287234     2832    63865 SH       SOLE                        0        0    62785
ISHARES TR                     IBOXX INV CPBD   464287242      590     4879 SH       SOLE                        0        0     4879
ISHARES TR                     MSCI EAFE INDEX  464287465     5161    90758 SH       SOLE                        0        0    90758
ISHARES TR                     RUSSELL MIDCAP   464287499     2901    25651 SH       SOLE                        0        0    25361
ISHARES TR                     RUSSELL1000VAL   464287598     3986    54742 SH       SOLE                        0        0    49521
ISHARES TR                     RUSSELL1000GRW   464287614     9960   152089 SH       SOLE                        0        0   148034
ISHARES TR                     RUSSELL 1000     464287622    11478   145022 SH       SOLE                        0        0   145022
ISHARES TR                     RUSSELL 2000     464287655     5780    68547 SH       SOLE                        0        0    68547
ISHARES TR                     RUSSELL 3000     464287689      292     3447 SH       SOLE                        0        0     3447
ISHARES TR                     CORE S&P SCP ETF 464287804     2752    35238 SH       SOLE                        0        0    35238
ISHARES TR                     MSCI ACJPN IDX   464288182     1615    26686 SH       SOLE                        0        0    26686
ISHARES TR                     MSCI ACWI EX     464288240     2011    48010 SH       SOLE                        0        0    45382
ISHARES TR                     HIGH YLD CORP    464288513     1268    13586 SH       SOLE                        0        0    13586
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      481    12510 SH       SOLE                        0        0    12510
LILLY ELI & CO                 COM              532457108      462     9363 SH       SOLE                        0        0     9363
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     3887   140419 SH       SOLE                        0        0   140419
SPDR GOLD TRUST                GOLD SHS         78463v107      770     4755 SH       SOLE                        0        0     4755
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      622    12500 SH       SOLE                        0        0    12500
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3188    69687 SH       SOLE                        0        0    69687
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    22854   513232 SH       SOLE                        0        0   513232
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1092    22110 SH       SOLE                        0        0    22110
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      644     7330 SH       SOLE                        0        0     7330
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      771    14368 SH       SOLE                        0        0    14368